INCOME TAXES	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
NOTE 11 – INCOME TAXES

The income tax provision (benefit) for the years ended December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015
	(In thousands)
U.S. Federal:
Current	$-	$-
Deferred	(2,971)	(10,560)

State and local:
Current	-	-
Deferred	(124)	(914)
	(3,095)	(11,474)
Change in valuation allowance	3,095	11,474
Income tax provision	$-	$-

The tax effects of temporary differences that give rise to the Company’s deferred tax asset as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Oil and gas properties and equipment	$5,156	$3,848
Net operating loss carry-forward	42,017	41,389
Share based compensation	2,135	1,279
Abandonment obligation	445	77
Derivative instruments	-	21
Accrued liabilities	-	37
Debt conversion costs	482	488
Other	28	29
Total deferred tax asset	50,263	47,168
Valuation allowance	(50,263)	(47,168)
Deferred tax asset , net of valuation allowance	$-	$-

Deferred tax liabilities:
Oil and gas properties and equipment	$-	$-
Total deferred tax liability	-	-
Net deferred tax asset (liability)	$-	$-

Reconciliation of the Company’s effective tax rate to the expected U.S. federal tax rate is:

	For the Year Ended
	December 31,
	2016	2015
Effective federal tax rate	34.00%	34.00%
State tax rate, net of federal benefit	1.42%	2.94%
Change in fair value derivative liability	-1.32%	1.42%
Debt discount amortization	-4.11%	-0.01%
Share based compensation differences and forfeitures	-2.28%	-4.18%
Change in rate	-5.90%	2.34%
Other permanent differences	-12.29%	-1.07%
Other	-0.10%	0.01%
Valuation allowance	-9.42%	-35.45%
Net	-%	-%

The net operating losses for these years will not be available to reduce future taxable income until the returns are filed. Assuming these returns are filed, as of December 31, 2016 and 2015, the Company had net operating loss carry-forwards for federal income tax purposes of approximately $118.6 million and $112.0 million, respectively, available to offset future taxable income. To the extent not utilized, the net operating loss carry-forwards as of December 31, 2016 will expire beginning in 2027 through 2036. The net operating loss carryovers may be subject to reduction or limitation by application of Internal Revenue Code Section 382 from the result of ownership changes. A full Section 382 analysis has not been prepared and the Company's net operating losses could be subject to limitation under Section 382.

In assessing the need for a valuation allowance on the Company’s deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon whether future book income is sufficient to reverse existing temporary differences that give rise to deferred tax assets, as well as whether future taxable income is sufficient to utilize net operating loss and credit carryforwards. Assessing the need for, or the sufficiency of, a valuation allowance requires the evaluation of all available evidence, both positive and negative. Management had no positive evidence to consider. Negative evidence considered by management includes cumulative book and tax losses in recent years, forecasted book and tax losses, no taxable income in available carryback years, and no tax planning strategies contemplated to realize the valued deferred tax assets.

As of December 31, 2016 and 2015, management assessed the available positive and negative evidence to estimate if sufficient future taxable income would be generated to use the Company’s deferred tax assets and determined that it is not more-likely-than-not that the deferred tax assets would be realized in the near future. Therefore, the Company recorded a full valuation allowance of approximately $50. million and $47.2 million on its deferred tax assets as of December 31, 2016 and 2015, respectively.

Brushy Resources, Inc [Member]
INCOME TAXES
NOTE 14 - INCOME TAXES

For the years ended December 31, 2015 and 2014, the Company estimated that its current and deferred tax provision was as follows:

	2015	2014
Current taxes:
Federal	$-	$-
State	17,157	(15,465)
Total current tax benefit / (expense)	17,157	(15,465)
Deferred taxes:
Federal	27,984,379	1,449,296
State	133,932	53,375
Total deferred tax benefit	28,118,311	1,502,671
Change in valuation allowance	(14,078,569)	-
Total deferred income tax expense	14,039,742	1,502,671
Total current and deferred tax expenses	$14,056,899	$1,487,206

A reconciliation of income tax expense (benefit) computed by applying the U.S. federal statutory income tax rate and the reported effective tax rate on income for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Income tax provision calculated using the federal statutory income tax rate	$(27,139,366)	$1,444,432
State income taxes, net of federal income taxes	(25,205)	37,910
Permanent differences, rate changes and other	3,932	4,864
Adjustment of previous deferred tax amounts	(974,829)	-
Change in valuation allowance	14,078,569	-
Total income tax expense	$(14,056,899)	$(1,487,206)

Deferred income taxes arise from temporary differences in the recognition of certain items for income tax and financial reporting purposes. The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities at December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
Deferred tax assets
Federal and state net operating loss carryforwards	$9,380,168	$6,864,241
Oil and natural gas properties and other equipment	2,122,275	-
Stock-based compensation	1,596,776	1,214,378
Asset retirement obligations	1,222,830	1,225,887
Other	5,784	5,784

Total deferred tax assets	14,327,833	9,310,290

Deferred tax liabilities:
Oil and natural gas properties and other equipment	-	(22,749,563)
Derivatives	(249,264)	(600,469)

Total deferred tax liabilities	(249,264)	(23,350,032)

Total net deferred tax (liability)	14,078,569	(14,039,742)
Valuation allowance	(14,078,569)	-
Deferred tax asset (liability), net of valuation allowance	$-	$(14,039,742)

At December 31, 2015, the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$26,846,276	Dec. 2032 to 2035
State	6,562,922	Dec. 2032 to 2035

In assessing the need for a valuation allowance on our deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon whether future book income is sufficient to reverse existing temporary differences that give rise to deferred tax assets, as well as whether future taxable income is sufficient to utilize net operating loss and credit carryforwards. Assessing the need for, or the sufficiency of, a valuation allowance requires the evaluation of all available evidence, both positive and negative. Management had no positive evidence to consider. Negative evidence considered by management includes cumulative book and tax losses in recent years, forecasted book and tax losses, no taxable income in available carryback years, and no tax planning strategies contemplated to realize the valued deferred tax assets.

As of December 31, 2015 and 2014, management assessed the available positive and negative evidence to estimate if sufficient future taxable income would be generated to use the Company’s deferred tax assets and determined that it is not more-likely-than-not that the deferred tax assets would be realized in the near future. Therefore, the Company recorded a full valuation allowance of approximately $14,078,569 and $0 on its deferred tax assets as of December 31, 2015 and 2014, respectively.